Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Carrying Amount of this VIE’S Assets and Liabilities	The carrying amount of this VIE’s assets and liabilities before elimination of intercompany balances and transactions between the parent company, non-VIE subsidiaries, VIE and VIE’s subsidiaries are as follows:
	December 31, 2025	December 31, 2024

Current assets	$12,861,763	$17,497,021
Total non-current assets	$5,878,739	$8,214,924
Total assets	$18,740,502	$25,711,945
Total current liabilities	$46,322,309	$43,316,299
Total non-current liability	$881,051	$1,520,059

Schedule of Operating Results of the VIEs
	For the years ended December 31,
	2025	2024	2023

Revenue	$161,535,971	$132,090,026	$160,009,293
Operating expenses	$163,977,758	$139,298,705	$170,094,956
Net loss	$(3,698,695)	$(7,120,033)	$(10,689,357)

Schedule of Cash Flow of the VIE's
	For the years ended December 31,
	2025	2024	2023

Net cash (used in) provided by operating activities	$(498,177)	$1,163,125	$(12,776,353)
Net cash used in investing activities	$(12,413)	$(123,961)	$(42,383)
Net cash used in (provided by) financing activities	$(1,433,001)	$(542,349)	$928,259
Net increase (decrease) in cash	$(1,835,531)	$902,910	$(12,127,610)

Schedule of Estimated Useful Lives

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property and equipment are as follows:

Useful lives
Electronic equipment	3~5 years
Office furniture	5 years
Leasehold improvement	5 years
Vehicles	4 years